Other Receivables and Prepayments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Receivables and Prepayments [Abstract]
Other Receivables and Prepayments
9	Other Receivable and Prepayments

Prepaid expenses	1,284,586	289,463
Due from shareholder	Nil	504,214
Due from related parties (Note 21)	92,553	86,142
Staff advances	152,389	152,389
Deposits	342,921	99,660
Other receivable	3,720	Nil
	1,876,169	1,131,868

14	Other Receivables and Prepayments

Due from shareholder	34,136	504,214
Due from related parties	110,502	86,142
Prepaid expenses	223,490	289,463
Staff advances	30,216	152,389
Deposits	320,475	99,660
Other receivables	5,274	Nil
	724,093	1,131,868

14	Other Receivable and Prepayments

Due from shareholder	504,214	Nil
Due from related parties	86,142	81,013
Prepaid expenses	289,463	247,741
Staff advances	152,389	6,288
VAT receivable	Nil	37,290
Deposits	99,660	21,537
	1,131,868	393,869

15	Other Receivables and Prepayments

Prepaid expenses	247,741	57,543
Due from related parties (Note 27)	81,013	57,550
VAT receivable	37,290	573,923
Deposits	21,537	15,526
Staff advances	6,288	Nil
Advance paid to suppliers and contractors	Nil	136,129
	393,869	840,671

15	Other Receivable and Prepayments

VAT receivable	573,923	221,448
Prepaid expenses	57,543	Nil
Due from related parties	57,550	Nil
Deposits	15,526	10,352
Advance paid to suppliers and contractors	136,129	13,028
	840,671	244,828

16	Other Receivables

VAT receivable	221,448	Nil
Deposits	10,352	448,952
Advance paid to suppliers and contractors	13,028	133,633
	244,828	582,585